FORM N-CSRS

CERTIFIED SHAREHOLDERS REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act - file number:                               811-10419

Exact Name of registrant as specified in charter:                  NorthQuest Capital Fund, Inc.

Address of principal executive offices:                                 16 Rimwood Lane

                                                                                               Colts Neck, NJ  07722

Name and address of agent for service:                                Peter J. Lencki

                                                                                              16 Rimwood Lane

                                                                                              Colts Neck, NJ  07722

Registrant telephone number, including area code:              732-842-3465

Date of fiscal year:                                                                December 31st

Date of reporting period:                                                      6/30/2015

ITEM  1.   Report to Shareholders.

NORTHQUEST CAPITAL FUND, INC.

SEMI-ANNUAL REPORT

JUNE 30, 2015

(Unaudited)

NorthQuest Capital Fund, Inc.

16 Rimwood Lane

Colts Neck, NJ  07722

1-800-239-9136

Ticker: NQCFX

www.NorthQuestFund.com

NORTHQUEST CAPITAL FUND, INC.

SHAREHOLDER LETTER

JUNE 30, 2015 (UNAUDITED)

To the Shareholders of NorthQuest Capital Fund, Inc.:

Our Fund began the year at a share price of $15.81 and ended the past six months at $15.43.  The Fund’s total return for this period decreased 2.40%.  The following table may be helpful in comparing the Fund’s performance with other indexes.

2015 Performance

The Fund and Other Indexes Year-To-Date (Loss)
NorthQuest Capital Fund (2.40)%
Dow Jones Industrials (1.14)%
NASDAQ Composite 5.30%
S&P500 Index with dividends reinvested 1.23%

Purchases and Sales of Common Stock Securities

NorthQuest sold 2,300 shares of Emerson Electric Company (“EMR”) and 1,500 shares of Exxon Mobil Corporation (“XOM”). The Fund realized long-term capital gains of $33,834 and $27,511 from the sales of EMR and XOM respectively. The collapse of oil and gas prices in the U.S. and abroad has demolished cash flow, earnings and capital spending in the energy industry. War in the Middle East, the strong U.S. dollar, slow economic global growth, and new technology processes such as hydraulic fracturing (“fracking”) are affecting the supply and demand of oil and gas products worldwide. Emerson has some exposure to the oil and gas markets but XOM is a giant in the energy industry. The Fund believed it was unlikely that the energy industry would improve in the foreseeable future. As a result, the Fund cashed out of these companies in the first quarter and put the investments and profits from these sold common stock securities into more purchases of Fossil Group Inc. (“FOSL”), International Business Machines (“IBM”), McCormick & Company (“MKC”), and Pepsico, Inc. (“PEP”). Additionally a new common stock security position, American Express Company (“AXP”), was added to our portfolio.

American Express Company provides credit, payment and travel services worldwide to consumers and businesses. The recent announcement by AXP that it would be ending its credit card partnerships with Costco Wholesale Corporation (“COST”) and JetBlue Airways Corporation (“JBLU”) caused the AXP share price to fall substantially.  The Fund concluded from its research and number crunching that American Express Company is undervalued; and possesses strong brand recognition backed by an extensive, profitable, and efficient global financial network.

Last month our shareholders elected three directors to serve one year terms on the Fund’s Board of Directors. Fund shareholders also ratified Sanville & Company as the Fund’s independent public accounting firm to audit the Fund’s year-end financial statements for 2015. Thank you for your votes.

You will find enclosed the Fund’s financial report. Please do not hesitate to call or write me any comments or questions that you may have about this report.

Sincerely,

Peter J. Lencki

President

NORTHQUEST CAPITAL FUND, INC.

TOP TEN HOLDINGS as a Percentage of the Fund's Net Assets

JUNE 30, 2015 (UNAUDITED)

1.	Fiserv, Inc.	13.28%
2.	Parker-Hannifin Corp.	8.21%
3.	CR Bard, Inc.	7.12%
4.	Stryker Corp.	7.05%
5.	Starbucks Corp.	6.54%
6.	Westinghouse Air Brake Technologies Corp.	6.05%
7.	Idexx Laboratories, Inc.	5.76%
8.	United Technologies Corp.	5.34%
9.	Union Pacific Corp.	5.05%
10.	Pepsico, Inc.	4.79%
		69.19%

NORTHQUEST CAPITAL FUND, INC.

PORTFOLIO ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Railroad/Transportation
11.24%
Basic Materials
4.70%
Consumer Cyclical
10.67%
Consumer Defensive
9.32%
Financial Services
7.31%
Healthcare
20.18%
Industrials
18.37%
Technology
18.21%

Sectors are categorized using Morningstar® classifications.

NORTHQUEST CAPITAL FUND, INC.

SCHEDULE OF INVESTMENTS

JUNE 30, 2015 (UNAUDITED)

Shares		Value

COMMON STOCKS - 98.75%

Aircraft Engines & Engine Parts - 5.34%
1,500	United Technologies Corp.	$ 166,395

Beverages - 4.79%
1,600	Pepsico, Inc.	149,344

Computer & Office Equipment - 4.70%
900	International Business Machines, Inc.	146,394

Finance Services - 3.74%
1,500	American Express Co.	116,580

In Vitro & In Vivo Diagnostic Substances - 5.76%
2,800	Idexx Laboratories, Inc. *	179,592

Industrial & Commercial Fans & Blowers & Air Purifying Equipment - 4.59%
4,000	Donaldson Co., Inc.	143,200

Miscellaneous Fabricated Metal Products - 8.21%
2,200	Parker-Hannifin Corp.	255,926

Miscellaneous Food Preparation & Kindred Products - 4.41%
1,700	McCormick & Co., Inc.	137,615

National Commercial Banks - 3.48%
2,500	U.S. Bancorp	108,500

Paints, Varnishes, Lacquers, Enamels & Allied Products - 4.64%
1,260	PPG Industries, Inc.	144,547

Railroad Equipment - 6.05%
2,000	Westinghouse Air Brake Technologies Corp.	188,480

Railroads, Line-Haul Operating - 5.05%
1,650	Union Pacific Corp.	157,361

Retail-Eating & Drinking Place - 6.54%
3,800	Starbucks Corp.	203,737

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Shares		Value

Services-Computer Processing & Data Preparations - 13.28%
5,000	Fiserv, Inc. *	$ 414,150

Surgical & Medical Instruments - 14.17%
1,300	CR Bard, Inc.	221,910
2,300	Stryker Corp.	219,811
		441,721
Watches, Clocks, Clockwork Operated Devices & Parts - 4.00%
1,800	Fossil Group, Inc. *	124,848

TOTAL COMMON STOCKS (Cost $1,974,207) - 98.75%		3,078,390

TOTAL INVESTMENTS (Cost $1,974,207) - 98.75%		3,078,390

OTHER ASSETS LESS LIABILITIES, NET - 1.25%		39,114

NET ASSETS - 100.00%		$3,117,504

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2015 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $1,974,207)	$ 3,078,390
Cash	42,678
Receivables:
Dividends and Interest	2,548
Prepaid Expenses	450
Total Assets	3,124,066
Liabilities:
Due to Advisor	810
Accrued Expenses	5,752
Total Liabilities	6,562

Net Assets	$ 3,117,504

Net Assets Consist of:
Common Stock, at $0.001 par value	$ 202
Paid In Capital	1,959,757
Accumulated Undistributed Net Investment Loss	(8,477)
Accumulated Realized Gain on Investments	61,839
Unrealized Appreciation in Value of Investments	1,104,183
Net Assets, for 202,027 Shares Outstanding	$ 3,117,504

Net Asset Value Per Share	$ 15.43

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2015 (Unaudited)

Investment Income:
Dividends	$ 19,716
Interest	22
Total Investment Income	19,738

Expenses:
Advisory fees	15,762
Transfer Agent fees	3,416
Audit fees	4,700
Custody	2,254
Insurance fees	328
Registration	1,196
Telephone	480
Postage & Printing	380
State & local taxes	500
Other Expenses	1,161
Total Expenses	30,177
Less fees waived and expenses reimbursed by Advisor	(1,962)
Net Expenses	28,215

Net Investment Loss	(8,477)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	61,839
Net Change in Unrealized Appreciation (Depreciation) on Investments	(129,267)
Realized and Unrealized Loss on Investments	(67,428)

Net Decrease in Net Assets Resulting from Operations	$ (75,905)

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	6/30/2015	12/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (8,477)	$ (12,108)
Net Realized Gain on Investments	61,839	72,195
Unrealized Appreciation (Depreciation) on Investments	(129,267)	179,235
Net Increase (Decrease) in Net Assets Resulting from Operations	(75,905)	239,322

Distributions to Shareholders from:
Realized Gains	-	(18,052)
Net Change in Net Assets from Distributions	-	(18,052)

Capital Share Transactions	1,350	39,111

Total Increase (Decrease) in Net Assets	(74,555)	260,381

Net Assets:
Beginning of Year/Period	3,192,059	2,931,678

End of Year/Period (Including Undistributed Net Investment Income (Loss) of $(8,477) and $0, respectively)
	$ 3,117,504	$ 3,192,059

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/ 2015		12/31/ 2014	12/31/ 2013	12/31/ 2012	12/31/ 2011	12/31/ 2010

Net Asset Value, at Beginning of Year/Period	$ 15.81		$ 14.73	$ 11.71	$ 10.85	$ 11.03	$ 10.18

Income From Investment Operations:
Net Investment Loss *	(0.04)		(0.06)	(0.03)	(0.03)	(0.06)	(0.09)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.34)		1.23	3.05	0.89	(0.12)	0.94
Total from Investment Operations	(0.38)		1.17	3.02	0.86	(0.18)	0.85

Distributions from Realized Capital Gains	-		(0.09)	-	-	-	-

Net Asset Value, at End of Year/Period	$ 15.43		$ 15.81	$ 14.73	$ 11.71	$ 10.85	$ 11.03

Total Return **	(2.40)%	(b)	7.94%	25.79%	7.93%	(1.63)%	8.35%

Ratios/Supplemental Data:
Net Assets at End of Year/Period (Thousands)	$ 3,118		$ 3,192	$ 2,932	$ 2,357	$ 2,283	$ 2,329
Ratio of Expenses to Average Net Assets
Before Reimbursement	1.91%	(a)	1.81%	1.79%	1.79%	1.79%	1.79%
After Reimbursement	1.79%	(a)	1.79%	1.79%	1.79%	1.79%	1.79%
Ratio of Net Investment Loss to Average Net Assets
Before Reimbursement	(0.66)%	(a)	(0.42)%	(0.25)%	(0.28)%	(0.52)%	(0.85)%
After Reimbursement	(0.54)%	(a)	(0.40)%	(0.25)%	(0.28)%	(0.52)%	(0.85)%
Portfolio Turnover	8.39%	(b)	12.88%	0.00%	1.32%	0.00%	0.00%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2015 (UNAUDITED)

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations: NorthQuest Capital Fund, Inc. (“the Fund”) was incorporated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002.  The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 2.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) require management of the Fund to analyze all open tax years, current and prior three tax years, defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the six months ended June 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Subsequent events: Management has evaluated subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.  SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors have adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2015:

Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 3,078,390	$ -	$ -	$ 3,078,390
	$ 3,078,390	$ -	$ -	$ 3,078,390

* Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund did not hold any Level 3 assets during the six months ended June 30, 2015. The Fund did not hold any derivative instruments at any time during the six months ended June 30, 2015. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with Emerald Research Corporation (“the Advisor”), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund.  All fees are computed on the average daily closing net assets of the Fund and are payable monthly.  The investment advisory fee paid to the Advisor for the six months ended June 30, 2015 was $15,762. The Advisor has contractually agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund for expenses if and to the extent that the Fund’s aggregate annual operating expenses exceed 1.79% of the Fund’s daily average net assets until August 10, 2015. The Advisor waived $1,962 in advisory fees for the six months ended June 30, 2015.  The Fund owed the Advisor $810 at June 30, 2015 for advisory fees.

Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

4.  CAPITAL SHARE TRANSACTIONS

As of June 30, 2015, there were 500,000,000 shares of $0.001 par value capital stock authorized. Total capital stock and paid-in capital as of June 30, 2015 amounted to $1,959,959. Transactions in capital for the six months ended June 30, 2015 and the year ended December 31, 2014 were as follows:

	June 30, 2015		December 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	2,486	$ 39,000	42,010	$ 612,996
Shares reinvested	-	-	1,130	18,042
Shares redeemed	(2,395)	(37,650)	(40,259)	(591,927)
Net increase (decrease)	91	$ 1,350	2,881	$ 39,111

5.  INVESTMENT TRANSACTIONS

For the six months ended June 30, 2015, purchases and sales of investment securities other than short-term investments aggregated $294,011 and $256,936, respectively.

6.  TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

There were no distributions paid during the six months ended June 30, 2015.

On December 30, 2014, the Fund paid a long-term capital gain distribution of $.0899 per share to shareholders on December 29, 2014 for a total distribution of $18,052.

The tax character of distributions paid during the six months ended June 30, 2015, and the year ended December 31, 2014, were as follows:

	2015	2014
Ordinary Income	$ -	$ -
Short-term Gain	$ -	$ -
Long-term Gain	$ -	$ 18,052

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2014, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$1,233,450
Undistributed Realized Long-Term Gains	-
Undistributed Ordinary Income	-
Total Distributable Earnings, Net	$1,233,450

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2015 (UNAUDITED)

Capital loss carryforwards in the amount of $54,136 were utilized during the year ended December 31, 2014.  The Fund has no capital loss carryforwards remaining.

As of June 30, 2015, the tax basis components of unrealized appreciation (depreciation) and cost of investments were as follows:

Gross tax appreciation of investments	$ 1,187,854
Gross tax depreciation of investments	$ (83,671)
Net tax appreciation of investments	$ 1,104,183

Federal tax cost of investments, including short-term investments	$ 1,974,207

7.  CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2015, the Portfolio manager and immediate family members, in aggregate, owned approximately 46.09% of the shares of the Fund.

NORTHQUEST CAPITAL FUND, INC.

EXPENSE ILLUSTRATION

JUNE 30, 2015 (UNAUDITED)

Expense Example

As a shareholder of the NorthQuest Capital Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period, January 1, 2015 through June 30, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2015	June 30, 2015	January 1, 2015 to June 30, 2015

Actual	$1,000.00	$975.96	$8.77
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.92	$8.95

* Expenses are equal to the Fund's annualized expense ratio of 1.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NORTHQUEST CAPITAL FUND, INC.

ADDITIONAL INFORMATION

JUNE 30, 2015 (UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s web site at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-239-9136, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-239-9136.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

ADDITIONAL INFORMATION

The Fund's Statement of Additional Information ("SAI") includes additional information about the directors and is available, without charge, upon request.  You may call toll-free 1-800-239-9136 to request a copy of the SAI or to make shareholder inquiries.

SHAREHOLDER MEETING

At the Fund’s annual shareholder meeting held on June 19, 2015, shareholders of record on April 24, 2015, elected three directors.  In addition, Fund shareholders ratified Sanville & Company as the Fund’s independent public accounting firm for the fiscal year ending December 31, 2015.

NORTHQUEST CAPITAL FUND, INC.

DIRECTORS & OFFICERS

JUNE 30, 2015 (UNAUDITED)

The Fund’s Board of Directors has the ultimate responsibility of running the Fund.  Information about the Fund’s Directors is provided below.  Additional board member information is included in the SAI, which is available free of charge by calling 1-800-239-9136.

INDEPENDENT DIRECTORS

Name and Age	Position	Term/Time on Bd.	Principal Occupation During Last 5 Years	Other Public Company Directorships
Charles G. Camarata Age 71	Director	1 year term; 3 years	Private Investor	None
William S. Foote, Jr. Age 71	Director	1 year term; 8 months	Private Investor	None

INTERESTED DIRECTOR

Name and Age	Position	Term/Time on Bd.	Principal Occupation During Last 5 Years	Other Public Company Directorships
Peter J. Lencki Age 60	Chairman President/ Treasurer	1 year term; 13 years	Portfolio Manager NorthQuest Capital Fund	None

Directors of the Fund are considered “Interested Directors”, as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Fund’s Investment Adviser.  Mr. Peter Lencki is president/owner of the Fund’s Investment Advisor.

No compensation was paid to either the independent or interested directors during the six months ended June 30, 2015.

Board of Directors

Charles G. Camarata

William S. Foote, Jr.

Peter J. Lencki

Investment Adviser

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc.  Such offering is made only be prospectus, which includes details as to offering price and material information.

Item  2.  Code of Ethics. Not Applicable

Item 3.  Audit Committee Financial Expert. Not Applicable

Item 4.  Principal Accountant Fees and Services. Not Applicable

Item 5.  Audit Committee of Listed Registrants. Not Applicable.

Item 6.  Schedule of Investments - Included in Item1, report to shareholders, of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End

              Management Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchase of Equity Securities by Closed-End Management Investment Company

              and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)

The Principal executive and financial officer have concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a) 12 (a) 2

A separate certification of the principal executive and principal financial officer as required by Rule 30a-2(a) und the Investment company Act of 1940 is filed herewith as an exhibit to and part of this Form N-CSRS.

(b) 12 (b)

A separate certification of the principal executive and principal financial offices required by Section 906 of the Sarbanes-Oxley Act is filed herewith as an exhibit to and part of this Form N-CSRS.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                       NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date: September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report to be signed below by the following person on behalf of the registrant and in capacities and on the date indicated.

(Registrant)                                                        NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Chief Financial Officer

Date: September 3, 2015